Income Taxes - Temporary Differences resulting in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
State net operating losses	$ 3	$ 5
Federal net operating loss	51	44
Compensation programs	42	52
Allowance for doubtful accounts	17	10
Self-insurance reserves	7	7
Accrued restructuring and support expenses	1,278	317
Accrued expenses	27	6
Federal tax credits	17	13
Federal indirect tax benefits of uncertain state tax positions	4	0
Investment in CGP LLC	0	115
Capital loss carryover	0	15
Deferred revenue	1	1
Other	8	7
Subtotal	1,455	592
Less: valuation allowance	949	205
Total deferred tax assets	506	387
Depreciation and other property-related items	914	921
Deferred cancellation of debt income and other debt-related items	98	152
Investment in CGP LLC	211	0
Investment in non-consolidated affiliates	909	170
Intangibles	87	134
Prepaid expenses	9	10
Total deferred tax liabilities	2,228	1,387
Net deferred tax liability	$ 1,722	$ 1,000